Putnam Large Cap Growth Fund
The fund's portfolio
4/30/25 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value
Aerospace and defense (1.8%)
General Electric Co.	370,575	$74,685,686
TransDigm Group, Inc.	83,295	117,701,666

		192,387,352
Automobiles (2.5%)
Tesla, Inc.(NON)	970,364	273,797,906

		273,797,906
Broadline retail (8.1%)
Amazon.com, Inc.(NON)	4,805,864	886,297,439

		886,297,439
Building products (1.3%)
Trane Technologies PLC	370,477	142,007,539

		142,007,539
Capital markets (1.5%)
Nasdaq, Inc.	1,230,447	93,772,366
S&P Global, Inc.	133,662	66,837,683

		160,610,049
Chemicals (1.0%)
Sherwin-Williams Co. (The)	304,830	107,580,604

		107,580,604
Commercial services and supplies (1.9%)
Copart, Inc.(NON)	1,777,489	108,480,154
Waste Connections, Inc.	533,692	105,473,550

		213,953,704
Consumer staples distribution and retail (0.4%)
Costco Wholesale Corp.	44,856	44,609,292

		44,609,292
Entertainment (4.7%)
Live Nation Entertainment, Inc.(NON)	564,808	74,808,820
Netflix, Inc.(NON)	287,366	325,217,850
Spotify Technology SA (Sweden)(NON)	198,431	121,832,665

		521,859,335
Financial services (6.6%)
Mastercard, Inc. Class A	758,573	415,743,518
Visa, Inc. Class A	913,052	315,459,466

		731,202,984
Food products (0.4%)
McCormick & Co., Inc. (non-voting shares)	643,535	49,333,393

		49,333,393
Ground transportation (1.0%)
Canadian Pacific Kansas City, Ltd. (Canada)	1,514,461	109,752,989

		109,752,989
Health care equipment and supplies (3.0%)
Boston Scientific Corp.(NON)	1,084,936	111,607,366
IDEXX Laboratories, Inc.(NON)	107,851	46,661,735
Intuitive Surgical, Inc.(NON)	325,302	167,790,772

		326,059,873
Health care providers and services (0.5%)
UnitedHealth Group, Inc.	129,272	53,187,672

		53,187,672
Hotels, restaurants, and leisure (4.3%)
Chipotle Mexican Grill, Inc.(NON)	2,399,707	121,233,198
DoorDash, Inc. Class A(NON)	494,162	95,318,908
DraftKings, Inc. Class A(NON)	2,109,682	70,231,314
Hilton Worldwide Holdings, Inc.	376,338	84,856,692
Starbucks Corp.	1,300,261	104,085,893

		475,726,005
Insurance (1.5%)
Progressive Corp. (The)	592,240	166,857,698

		166,857,698
Interactive media and services (8.5%)
Alphabet, Inc. Class C	3,126,129	502,962,895
Meta Platforms, Inc. Class A	782,654	429,677,046

		932,639,941
IT Services (1.1%)
Accenture PLC Class A	235,149	70,344,823
Shopify, Inc. Class A (Canada)(NON)	572,118	54,351,210

		124,696,033
Life sciences tools and services (1.0%)
Lonza Group AG (Switzerland)	149,780	107,618,307

		107,618,307
Pharmaceuticals (3.5%)
Eli Lilly and Co.	425,811	382,782,798

		382,782,798
Real estate management and development (1.4%)
CBRE Group, Inc. Class A(NON)	875,388	106,954,906
CoStar Group, Inc.(NON)	706,323	52,387,977

		159,342,883
Semiconductors and semiconductor equipment (14.0%)
Analog Devices, Inc.	262,584	51,182,873
Broadcom, Inc.	2,522,841	485,571,207
NVIDIA Corp.	9,198,267	1,001,875,242

		1,538,629,322
Software (17.6%)
AppLovin Corp. Class A(NON)	68,063	18,330,047
Cadence Design Systems, Inc.(NON)	670,825	199,731,436
HubSpot, Inc.(NON)	127,544	77,993,156
Microsoft Corp.	2,822,432	1,115,594,472
Oracle Corp.	999,794	140,691,012
Salesforce, Inc.	876,240	235,454,450
ServiceNow, Inc.(NON)	160,545	153,322,080

		1,941,116,653
Specialized REITs (1.1%)
American Tower Corp.(R)	547,753	123,469,004

		123,469,004
Technology hardware, storage, and peripherals (10.1%)
Apple, Inc.	5,217,348	1,108,686,447

		1,108,686,447

Total common stocks (cost $4,794,673,400)		$10,874,205,222

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$665.00	$1,408,530,491	$2,539,998	$196,220

Total purchased options outstanding (cost $10,515,592)				$196,220

SHORT-TERM INVESTMENTS (1.7%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.47%(AFF)	Shares	125,445,837	$125,445,837
Sheffield Receivables Co., LLC asset-backed commercial paper 4.401%, 6/16/25 (United Kingdom)		$25,000,000	24,856,553
TotalEnergies Capital SA commercial paper 4.391%, 6/27/25 (France)		10,000,000	9,929,385
Victory Receivables Corp. asset-backed commercial paper 4.388%, 7/1/25 (Japan)		25,000,000	24,810,742

Total short-term investments (cost $185,053,916)			$185,042,517
TOTAL INVESTMENTS

Total investments (cost $4,990,242,908)			$11,059,443,959

WRITTEN OPTIONS OUTSTANDING at 4/30/25 (premiums $7,086,594) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$675.00	$1,408,530,491	$2,539,998	$137,401

Total				$137,401

	Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through April 30, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Large Cap Growth Fund (the fund) is a non-diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $11,001,726,690.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/25
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$23,087,175	$260,142,576	$283,229,751	$484,427	$—
	Putnam Government Money Market Fund Class G†	—	16,188,850	16,188,850	8,934	—
	Putnam Short Term Investment Fund Class P‡	225,783,027	1,178,535,546	1,278,872,736	5,213,211	125,445,837

	Total Short-term investments	$248,870,202	$1,454,866,972	$1,578,291,337	$5,706,572	$125,445,837
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $200,165 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,454,499,276	$—	$—
Consumer discretionary	1,635,821,350	—	—
Consumer staples	93,942,685	—	—
Financials	1,058,670,731	—	—
Health care	762,030,343	107,618,307	—
Industrials	658,101,584	—	—
Information technology	4,713,128,455	—	—
Materials	107,580,604	—	—
Real estate	282,811,887	—	—

Total common stocks	10,766,586,915	107,618,307	—
Purchased options outstanding	—	196,220	—
Short-term investments	—	185,042,517	—

Totals by level	$10,766,586,915	$292,857,044	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(137,401)	$—

Totals by level	$—	$(137,401)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com